INVENTORIES	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 5   INVENTORIES
Inventories are composed of the following:
	December 31,
	2014	2013
	U.S. dollars in thousands
Raw materials	2,070	2,387
Work in process	9	282
Finished goods and spare parts	15,547	8,685
Total	17,626	11,354

Inventory of  $156 thousand, $23 thousand and $231 thousand was written down, as a component of cost of revenues, in the years ended December 31, 2014, 2013 and 2012, respectively.